AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Information Technology – 20.6%
Communications Equipment – 1.0%
Motorola Solutions, Inc.	7,220	$2,065,859

Semiconductors & Semiconductor Equipment – 5.5%
Advanced Micro Devices, Inc.(a)	13,890	1,361,359
Broadcom, Inc.	5,021	3,221,172
NVIDIA Corp.	11,614	3,226,021
NXP Semiconductors NV	9,111	1,698,974
QUALCOMM, Inc.	16,050	2,047,659

		11,555,185

Software – 7.5%
Adobe, Inc.(a)	2,379	916,795
Microsoft Corp.	41,602	11,993,856
Oracle Corp.	29,703	2,760,003

		15,670,654

Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	84,080	13,864,792

		43,156,490

Financials – 16.4%
Banks – 2.8%
Fifth Third Bancorp	18,013	479,866
JPMorgan Chase & Co.	18,151	2,365,257
PNC Financial Services Group, Inc. (The)	10,187	1,294,768
Wells Fargo & Co.	43,673	1,632,497

		5,772,388

Capital Markets – 2.3%
Charles Schwab Corp. (The)	27,043	1,416,512
Goldman Sachs Group, Inc. (The)	5,319	1,739,898
Jefferies Financial Group, Inc.	53,375	1,694,123

		4,850,533

Financial Services – 10.4%
Berkshire Hathaway, Inc. - Class B(a)	50,649	15,638,892
Visa, Inc. - Class A	27,577	6,217,510

		21,856,402

Insurance – 0.9%
Progressive Corp. (The)	13,073	1,870,223

		34,349,546

Health Care – 14.7%
Health Care Providers & Services – 5.2%
HCA Healthcare, Inc.	16,557	4,365,750
Humana, Inc.	3,875	1,881,157
UnitedHealth Group, Inc.	9,895	4,676,278

		10,923,185

Life Sciences Tools & Services – 2.0%
Thermo Fisher Scientific, Inc.	7,037	4,055,916

Company	Shares	U.S. $ Value

Pharmaceuticals – 7.5%
Eli Lilly & Co.	4,415	$1,516,199
Johnson & Johnson	41,547	6,439,785
Merck & Co., Inc.	46,752	4,973,945
Pfizer, Inc.	69,341	2,829,113

		15,759,042

		30,738,143

Industrials – 12.6%
Aerospace & Defense – 4.2%
Boeing Co. (The)(a)	7,595	1,613,406
Northrop Grumman Corp.	4,189	1,934,145
Raytheon Technologies Corp.	52,567	5,147,886

		8,695,437

Commercial Services & Supplies – 0.9%
Republic Services, Inc.	14,684	1,985,570

Ground Transportation – 3.2%
CSX Corp.	73,757	2,208,285
Norfolk Southern Corp.	7,808	1,655,296
Union Pacific Corp.	14,539	2,926,119

		6,789,700

Industrial Conglomerates – 2.9%
Honeywell International, Inc.	31,811	6,079,718

Machinery – 1.4%
Deere & Co.	7,093	2,928,558

		26,478,983

Energy – 8.4%
Energy Equipment & Services – 0.8%
Schlumberger NV	34,185	1,678,483

Oil, Gas & Consumable Fuels – 7.6%
Chevron Corp.	25,411	4,146,059
EOG Resources, Inc.	31,986	3,666,555
Exxon Mobil Corp.	52,748	5,784,346
Occidental Petroleum Corp.	36,335	2,268,394

		15,865,354

		17,543,837

Communication Services – 7.6%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	34,752	1,317,448
Deutsche Telekom AG (REG)(a)	43,347	1,050,398

		2,367,846

Entertainment – 0.8%
Walt Disney Co. (The)(a)	15,542	1,556,221

Interactive Media & Services – 4.9%
Alphabet, Inc. - Class A(a)	66,469	6,894,829
Meta Platforms, Inc. - Class A(a)	15,782	3,344,837

		10,239,666

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.(a)	11,418	$1,653,783

		15,817,516

Consumer Discretionary – 6.8%
Broadline Retail – 2.0%
Amazon.com, Inc.(a)	39,881	4,119,308

Hotels, Restaurants & Leisure – 3.7%
Booking Holdings, Inc.(a)	1,761	4,670,894
McDonald’s Corp.	11,264	3,149,527

		7,820,421

Specialty Retail – 1.1%
Home Depot, Inc. (The)	8,138	2,401,687

		14,341,416

Consumer Staples – 6.2%
Beverages – 3.1%
PepsiCo, Inc.	35,521	6,475,478

Consumer Staples Distribution & Retail – 1.6%
Costco Wholesale Corp.	2,732	1,357,449
Kroger Co. (The)	40,190	1,984,180

		3,341,629

Household Products – 1.5%
Procter & Gamble Co. (The)	21,999	3,271,032

		13,088,139

Utilities – 2.5%
Electric Utilities – 2.5%
NextEra Energy, Inc.	13,761	1,060,698
PPL Corp.	146,401	4,068,484

		5,129,182

Materials – 1.8%
Chemicals – 1.0%
FMC Corp.	17,851	2,180,143

Metals & Mining – 0.8%
Freeport-McMoRan, Inc.	18,348	750,616
Glencore PLC	149,468	860,072

		1,610,688

		3,790,831

Total Common Stocks (cost $148,716,666)		204,434,083

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(b) (c) (d) (cost $5,209,630)	5,209,630	5,209,630

	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
BBH, Grand Cayman 3.15%, 04/03/2023	GBP	113	$139,633
3.32%, 04/03/2023	CAD	5	3,918
Citibank, London 1.91%, 04/03/2023	EUR	105	114,288
Hong Kong & Shanghai Bank, Hong Kong 0.92%, 04/03/2023	HKD	154	19,570
Sumitomo, Tokyo (0.53)%, 04/03/2023	JPY	1,516	11,420

Total Time Deposits (cost $288,829)			288,829

Total Short-Term Investments (cost $5,498,459)			5,498,459

Total Investments – 100.2% (cost $154,215,125)(e)			209,932,542
Other assets less liabilities – (0.2)%			(483,326)

Net Assets – 100.0%			$209,449,216

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,623,094 and gross unrealized depreciation of investments was $(905,677), resulting in net unrealized appreciation of $55,717,417.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

Glossary:

REG – Registered Shares

AB Select US Equity Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$202,523,613	$1,910,470	$-0-	$204,434,083
Short-Term Investments:
Investment Companies	5,209,630	-0-	-0-	5,209,630
Time Deposits	-0-	288,829	-0-	288,829

Total Investments in Securities	207,733,243	2,199,299	-0-	209,932,542
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$207,733,243	$2,199,299	$-0-	$209,932,542

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2023 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,757	$87,422	$88,969	$5,210	$136
Government Money Market Portfolio*	-0-	1,860	1,860	-0-	0	**
Total				$5,210	$136

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.